CONSOLIDATED STATEMENT OF CASH FLOWS - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Operating activities
Profit for the year	£ 43,441	£ 21,410	[1]	£ 24,007	[1]
Income tax charge	10,914	3,846	[1]	6,093	[1]
Non-cash adjustments	55,547	28,622		21,390
Tax paid	(3,120)	(5,876)		(5,904)
UK research and development credit received	2,930	0		1,278
Net changes in working capital	(21,360)	(7,759)		(11,516)
Net cash from operating activities	88,352	40,243		35,348
Investing activities
Purchase of non-current assets (tangibles and intangibles)	(6,113)	(9,880)		(7,383)
Proceeds from disposal of non-current assets	193	195		57
Acquisition of business / subsidiaries, consideration in cash	(109,991)	(26,595)		(3,201)
Proceeds from sale of subsidiary net of cash disposed of	0	2,744		0
Cash and cash equivalents acquired with subsidiaries	8,733	3,289		0
Interest received	84	499		476
Net cash used in investing activities	(107,094)	(29,748)		(10,051)
Financing activities
Proceeds from borrowings	0	0		3,500
Proceeds from sublease	565	668		0
Repayment of borrowings	0	(956)		(23,547)
Repayment of lease liabilities	(11,828)	(9,903)		0
Grant received	228	888		1,784
Interest paid	(911)	(829)		(343)
Net proceeds from initial public offering	0	0		44,828
Proceeds from sale of shares	0	30,917		0
Proceeds from exercise of options	26	93		133
Net cash from/(used in) financing activities	(11,920)	20,878		26,355
Net change in cash and cash equivalents	(30,662)	31,373		51,652
Cash and cash equivalents at the beginning of the year	101,327	70,172		15,048
Net foreign exchange differences	(781)	(218)		3,472
Cash and cash equivalents at the end of the year	£ 69,884	£ 101,327		£ 70,172

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C for details).